OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jul. 04, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension obligation	$ 20	$ 16
Non-current lease liabilities	12	12
Accrued employee benefits	5	6
Reforestation obligations	4	4
Unrealized monetary hedge loss	0	1
Other	0	1
Other liabilities	$ 41	$ 40